Note Income taxes (Net operating loss carryfowards) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 794,833
Tax Year 2019
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	662
Tax Year 2024
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	10,125
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	13,516
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	11,126
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	29,021
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	327,166
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	99,182
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	105,048
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	94,434
Tax Year 2032
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16,694
Tax Year 2033
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	96
Tax Year 2034
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	78,632
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	7,489
Tax Year 2038
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 1,642